Investments - Schedule of Allowance for Expected Credit Losses (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 3.6	$ 0.6	$ 0.6	$ 5.9
Expected credit losses on securities where credit losses were not previously recognized	10.6	0.4	14.5	1.1
Additions/(reductions) for expected credit losses on securities where credit losses were previously recognized	5.4	(0.6)	5.2	(5.8)
Securities sold/redeemed/matured	(0.3)	(0.1)	(1.0)	(0.9)
Balance at end of period	$ 19.3	$ 0.3	$ 19.3	$ 0.3